RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	£ 15,072	£ 17,380
Equity Funds [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	2,329	2,669
Hedge and mutual funds [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	2,487	2,377
Liquidity funds [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	2,329	2,877
Bond and debt funds [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	313	1,830
Other [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	£ 7,614	£ 7,627